Restatement of Previously Issued Financial Statements (Details) - USD ($)	1 Months Ended	3 Months Ended							4 Months Ended	6 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statement of Operations
Operating Loss									$ (2,286)						$ (22,747,817)
Total Other Expenses															2,057,307
Net Loss (formerly Net Loss Attributable to Controlling Interests)									(2,286)						(24,805,124)
P3 Health Partners Inc.
Condensed Consolidated Statement of Operations
Total Operating Revenue	$ 58,762,397	$ 269,453,971		$ 144,586,444						$ 542,998,305	$ 295,884,386				578,602,418	$ 491,063,525	$ 145,482,112
Medical Expenses	66,877,005	267,448,368		150,380,517						533,269,170	297,005,022				592,465,049	484,502,423	141,029,737
Total Operating Expenses	117,650,063	1,181,641,128		170,557,507						1,507,353,190	334,843,877				707,660,010	519,651,203	185,017,783
Operating Loss	(58,887,666)	(912,187,157)		(25,971,063)						(964,354,885)	(38,959,491)				(129,057,592)	(28,587,678)	(39,535,671)
Interest Expense, net	(1,321,922)	(2,733,875)		(2,369,764)						(5,495,125)	(4,494,049)				(9,677,477)	(2,533,180)	(2,533,842)
Total Other Expenses	949,737	9,081,218		(3,493,347)						458,692	(15,155,628)				(17,342,346)	(2,823,864)	(2,435,887)
Net Loss Attributable to Non-Controlling Interests	(47,856,729)	(748,755,990)								(798,968,740)
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(10,081,200)	(154,349,949)		(29,464,410)						(164,927,453)	(54,115,119)				(146,399,938)	(31,411,542)	(41,971,558)
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss	57,937,929	903,105,939		29,464,410	$ 24,650,712					963,896,193	54,115,119				146,399,938	31,411,542	41,971,558
Balance at the end	273,551,441	108,624,475		(183,308,520)	(154,407,902)				(130,217,705)	108,624,475	(183,308,520)				(272,916,391)	(130,217,705)	(99,073,637)	$ (55,684,119)
Condensed Consolidated Statement of Cash Flows
Net Loss	57,937,929	903,105,939		29,464,410	$ 24,650,712					963,896,193	54,115,119				146,399,938	31,411,542	41,971,558
P3 Health Partners Inc. | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue	57,224,539	267,102,466		141,560,867						536,787,281	290,525,057				567,735,297	480,739,577	139,332,707
Condensed Consolidated Statement of Cash Flows
Total RAF adjustments										6,532,954						6,532,954
P3 Health Partners Inc. | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue	$ 1,537,858	$ 2,351,505		$ 3,025,577						$ 6,211,024	$ 5,359,329				$ 10,867,121	$ 10,323,948	$ 6,149,405
P3 Health Partners Inc. | Class A Preferred Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred return				8.00%	8.00%						8.00%						8.00%
P3 Health Partners Inc. | Class A and Class D Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred return										8.00%						8.00%	8.00%
P3 Health Partners Inc. | As Previously Reported
Condensed Consolidated Statement of Operations
Total Operating Revenue			$ 156,520,255	$ 151,418,598	$ 151,564,380	$ 128,840,991	$ 116,864,492	$ 114,958,796			$ 302,982,979	$ 231,823,288	$ 459,503,232	$ 360,664,280		$ 485,541,291	$ 145,894,832
Medical Expenses			161,662,423	150,679,717	146,890,945	127,015,976	105,777,973	115,464,322			297,570,662	221,242,295	459,233,085	348,258,272		485,513,143	141,442,457
Total Operating Expenses				170,856,707							335,409,517					520,661,923	185,430,503
Operating Loss				(19,438,108)							(32,426,538)		(60,550,077)			(35,120,632)
Interest Expense, net				(4,406,240)							(8,487,374)					(9,970,260)	(3,479,139)
Total Other Expenses				(5,529,823)							(19,148,953)					(10,260,944)	(3,381,184)
Net Loss Attributable to Non-Controlling Interests			(2,801,965)	(1,959,421)	(3,282,292)	875,560	(2,774,562)	(1,550,953)			(5,241,713)	(4,325,515)	(8,043,678)	(3,449,955)		(4,307,071)	(7,907,592)
Net Loss (formerly Net Loss Attributable to Controlling Interests)				(23,008,510)							(46,333,778)					(41,074,505)	(35,009,263)
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss				(24,967,931)	(26,607,560)						(51,575,491)					(45,381,576)	(42,916,855)
Balance at the end			(179,246,686)	(146,395,455)	(122,918,168)	(84,110,848)	(69,173,164)	63,212,106	(97,661,735)		(146,395,455)	(69,173,164)	(179,246,686)	(84,110,848)		(97,661,735)	(55,932,434)	(13,868,589)
Condensed Consolidated Statement of Cash Flows
Net Loss				(24,967,931)	(26,607,560)						(51,575,491)					(45,381,576)	(42,916,855)
Health Plan Settlements Receivable/Premiums Receivable											(5,320,861)					(20,974,286)
Class A and Class D Preferred Returns					1,956,848			(1,859,271)			3,993,325	3,718,542	6,107,441	5,577,812		7,437,080	945,297
P3 Health Partners Inc. | As Previously Reported | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue			152,276,992	147,159,665	147,700,465	124,461,275	114,042,681	112,514,334			294,860,130	226,557,015	447,137,121	351,018,290		471,551,241	138,727,943
P3 Health Partners Inc. | As Previously Reported | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue			4,243,263	4,258,933	3,863,915	4,379,716	2,821,811	2,444,462			8,122,849	5,266,273	12,366,111	9,645,990		13,990,050	7,166,889
P3 Health Partners Inc. | As Previously Reported | Class A Preferred Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return at 8%				926,852	890,612						1,817,564
P3 Health Partners Inc. | As Previously Reported | Class A and Class D Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return at 8%																7,437,080	945,298
Condensed Consolidated Statement of Cash Flows
Class A and Class D Preferred Returns											3,993,325
P3 Health Partners Inc. | Network Adjustments
Condensed Consolidated Statement of Operations
Net Loss Attributable to Non-Controlling Interests			2,801,965	1,959,421	3,282,292	(875,560)	2,774,562	1,550,953			5,241,713	4,325,515	8,043,678	3,449,955		4,307,071	7,907,592
Net Loss (formerly Net Loss Attributable to Controlling Interests)				(1,959,421)							(5,241,713)					(4,307,071)	(7,907,592)
P3 Health Partners Inc. | Preferred Returns Adjustments
Condensed Consolidated Statement of Operations
Interest Expense, net				2,036,476							3,993,325					7,437,080	945,297
Total Other Expenses				2,036,476							3,993,325					7,437,080	945,297
Net Loss (formerly Net Loss Attributable to Controlling Interests)				2,036,476							3,993,325					7,437,080	945,297
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss				2,036,476	1,956,848						3,993,325					7,437,080	945,297
Balance at the end			7,895,167	6,743,106	5,633,581	3,558,027	2,539,562	(1,527,340)	4,567,346		6,743,106	2,539,562	7,895,167	3,558,027		4,567,346	515,068
Condensed Consolidated Statement of Cash Flows
Net Loss				2,036,476	1,956,848						3,993,325					7,437,080	945,297
Class A and Class D Preferred Returns					(1,956,848)			1,859,271			(3,993,325)	(3,718,542)	(6,107,441)	(5,577,812)		(7,437,080)	(945,297)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class A Preferred Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return at 8%				(926,852)	(890,612)						(1,817,564)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class A and Class D Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return at 8%																(7,437,080)	(945,298)
Condensed Consolidated Statement of Cash Flows
Class A and Class D Preferred Returns											(3,993,325)
P3 Health Partners Inc. | Class A Units Adjustments.
Condensed Consolidated Statement of Changes in Members' Deficit
Balance at the end				(43,656,170)	(43,656,269)				(43,656,270)		(43,656,170)					(43,656,270)
P3 Health Partners Inc. | Revenue Adjustments
Condensed Consolidated Statement of Operations
Total Operating Revenue			(334,300)	(6,832,155)	(266,440)	(297,500)	(152,040)	(150,800)			(7,098,593)	(302,840)	(7,432,894)	(600,340)		5,522,234	(412,720)
Medical Expenses			(334,300)	(299,200)	(266,440)	(297,500)	(152,040)	(150,800)			(565,640)	(302,840)	(899,940)	(600,340)		(1,010,720)	(412,720)
Total Operating Expenses				(299,200)							(565,640)					(1,010,720)	(412,720)
Operating Loss				(6,532,955)							(6,532,953)		(6,532,954)			6,532,954
Net Loss (formerly Net Loss Attributable to Controlling Interests)				(6,532,955)							(6,532,953)					6,532,954
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss				(6,532,955)							(6,532,953)					6,532,954
Balance at the end					6,532,954				6,532,954							6,532,954
Condensed Consolidated Statement of Cash Flows
Net Loss				(6,532,955)							(6,532,953)					6,532,954
Health Plan Settlements Receivable/Premiums Receivable											6,532,953					(6,532,954)
P3 Health Partners Inc. | Revenue Adjustments | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue			796,003	(5,598,799)	1,263,725	721,351	472,742	436,017			(4,335,073)	908,759	(3,539,071)	1,630,111		9,188,336	604,764
P3 Health Partners Inc. | Revenue Adjustments | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue			(1,130,303)	(1,233,356)	(1,530,165)	(1,018,851)	(624,782)	(586,817)			(2,763,520)	(1,211,599)	(3,893,823)	(2,230,451)		(3,666,102)	(1,017,484)
P3 Health Partners Inc. | As Restated
Condensed Consolidated Statement of Operations
Total Operating Revenue			156,185,955	144,586,443	151,297,940	128,543,491	116,712,452	114,807,996			295,884,386	231,520,448	452,070,338	360,063,940		491,063,525	145,482,112
Medical Expenses			161,328,123	150,380,517	146,624,505	126,718,476	105,625,933	115,313,522			297,005,022	220,939,455	458,333,145	347,657,932		484,502,423	141,029,737
Total Operating Expenses				170,557,507							334,843,877					519,651,203	185,017,783
Operating Loss				(25,971,063)							(38,959,491)		(67,083,031)			(28,587,678)
Interest Expense, net				(2,369,764)							(4,494,049)					(2,533,180)	(2,533,842)
Total Other Expenses				(3,493,347)							(15,155,628)					(2,823,864)	(2,435,887)
Net Loss (formerly Net Loss Attributable to Controlling Interests)				(29,464,410)							(54,115,119)					(31,411,542)	(41,971,558)
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss				(29,464,410)	(24,650,712)						(54,115,119)					(31,411,542)	(41,971,558)
Balance at the end			(215,007,850)	(183,308,519)	(154,407,902)	(124,209,092)	(110,289,874)	105,341,038	$ (130,217,705)		(183,308,519)	(110,289,874)	(215,007,850)	(124,209,092)		(130,217,705)	(99,073,637)	$ (55,684,119)
Condensed Consolidated Statement of Cash Flows
Net Loss				(29,464,410)	(24,650,712)						(54,115,119)					(31,411,542)	(41,971,558)
Health Plan Settlements Receivable/Premiums Receivable											1,212,092					(27,507,240)
P3 Health Partners Inc. | As Restated | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue			153,072,995	141,560,866	148,964,190	125,182,626	114,515,423	112,950,351			290,525,057	227,465,774	443,598,050	352,648,401		480,739,577	139,332,707
P3 Health Partners Inc. | As Restated | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue			$ 3,112,960	$ 3,025,577	$ 2,333,750	$ 3,360,865	$ 2,197,029	$ 1,857,645			$ 5,359,329	$ 4,054,674	$ 8,472,288	$ 7,415,539		$ 10,323,948	$ 6,149,405